Notes Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Interest expense			$ 20,032	$ 18,987	$ 28,674	$ 9,734
Interest expense	$ 190,730	$ 116,634	$ 356,922	$ 210,095	511,131	47,592
Officers and Directors [Member]
Short-Term Debt [Line Items]
Interest payable					9,729
Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense					$ 28,674	$ 9,734